Share-based Compensation - Summary of RSUs (Details) - Restricted Stock Units	6 Months Ended
Jun. 30, 2026 USD ($) shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of instruments, Beginning balance	1,621,503
Number of warrants, granted	1,409,218
Number of instruments, Forfeited	(106,200)
Number of instruments, Vested	(687,258)
Number of instruments, Ending balance	2,237,263
Grant date fair value, Beginning balance	13.51
Grant date fair value, Granted | $	$ 10,050.00
Grant date fair value, Forfeited | $	$ 12,920
Grant date fair value , Vested | $ / shares	$ 14.89
Grant date fair value, Ending balance	10.94